Event After the Reporting Period - Additional Information (Detail) - CNY (¥) ¥ in Millions	Jan. 08, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Events After Reporting Period [line items]
Share capital		¥ 80,932	¥ 80,932
Major business combination [member]
Disclosure of Events After Reporting Period [line items]
Share capital	¥ 3,500
Percentage of equity interest acquired	70.00%
Major business combination [member] | China Telecommunications Corporation [member]
Disclosure of Events After Reporting Period [line items]
Share capital	¥ 750
Percentage of equity interest acquired	15.00%
Major business combination [member] | China Communications Services Corporation Limited [member]
Disclosure of Events After Reporting Period [line items]
Share capital	¥ 750
Percentage of equity interest acquired	15.00%
Major business combination [member] | China Telecom Group Finance Co Ltd [member]
Disclosure of Events After Reporting Period [line items]
Share capital	¥ 5,000
Percentage owned by the company	70.00%